[photo of highway ramps]
                                                Semiannual Report March 31, 2000


Oppenheimer
New York Municipal Fund



[logo]
OppenheimerFunds(R)
The Right Way to Invest

REPORT HIGHLIGHTS

We found attractive yields in insured bonds with maturities in the 15- to 20-year range.

Because yield differences have narrowed between high-quality and lower-quality municipal bonds, we focused primarily on insured securities.

We believe that the Fund's undervalued holdings may benefit as the investment environment improves and demand for high-yielding securities picks up.

     Contents

 1   President's Letter

 3   An Interview
     with Your Fund's
     Manager

10   Financial
     Statements

29   Officers and Trustees

Cumulative
Total Returns
For the 6-Month Period
Ended 3/31/00*

Class A
Without     With
Sales Chg.  Sales Chg.
----------------------
1.09%       -3.71%

Class B
Without     With
Sales Chg.  Sales Chg.
----------------------
0.62%       -4.30%

Class C
Without     With
Sales Chg.  Sales Chg.
----------------------
0.70%       -0.28%

 *See Notes, page 8, for further details.

PRESIDENT'S LETTER


[photo]
Bridget A. Macaskill
President
Oppenheimer
New York
Municipal Fund


Dear Shareholder,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."
   Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.
   That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.
   The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.


 1  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

PRESIDENT'S LETTER


   Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.
   While "new economy" stocks have risen since our last report to you, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.
   What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.
   We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,
/s/ Bridget A. Macaskill
Bridget A. Macaskill
April 24, 2000


 2  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


[photo]
Portfolio Management
Team (l to r)
Christian Smith
Robert Patterson
(Portfolio Manager)

Q How did Oppenheimer New York Municipal Fund perform over the six-month period that ended March 31, 2000?

A. The Fund's performance over the past six months reflects a very challenging investment environment for most bond funds. During most of the reporting period, stronger-than-expected economic growth fueled investors' concerns that inflationary pressures might reemerge. As a result, interest rates and most bond yields rose. Because bond yields and prices move in opposite directions, higher interest rates eroded the value of many fixed-income securities, including municipal bonds from New York issuers. In addition, the tax-exempt bond market was subject to adverse supply-and-demand influences, which further eroded returns. However, in March 2000 bond prices improved and rates declined as investors became confident that the Federal Reserve Board would take steps to cool the economy and ease inflationary pressures. We expect that the Federal Reserve Board's actions will lead to further declines in interest rates.

What economic forces affected municipal bonds and the Fund?

When the reporting period began on October 1, 1999, the Federal Reserve Board had already implemented two interest-rate hikes. They did so in response to concerns that unsustainable economic growth might reignite inflationary pressures. While inflation had not yet accelerated, noticeable early warning signs included low unemployment, high levels of consumer spending and borrowing, and rising commodities


 3  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


prices. When the economy subsequently gained momentum, the Federal Reserve Board raised short-term interest rates again in November, February and March. These increases were reflected in municipal bond prices which declined as the Fed took action.

What supply-and-demand factors influenced the Fund's performance?

Although demand from individual investors has remained strong, higher interest rates reduced demand from corporate and institutional investors. With these investors effectively absent from the market, municipal bond yields rose further than would have been expected from the Fed's interest-rate increases alone.
      During the first quarter of 2000, however, we began to see a sharp reduction in the supply of new municipal bonds. With interest rates rising last year, many municipalities issued bonds early to avoid higher rates. As a result, greater liquidity appears to have returned to the municipal bond market, which is a positive sign for buyers and sellers alike.

How have New York's municipal bonds fared in this environment?

The strong U.S. economy has boosted tax revenues for New York State and many of its municipalities, reducing their need to borrow through issuance of municipal bonds. Perhaps most important, better economic conditions have enabled New York state and New York city to improve their fiscal operations and receive credit-rating upgrades from the major bond rating agencies. These changes have positively affected many of our holdings, including state agency bonds.


[callout]
"When the effects of income taxes are considered, municipal bonds are providing much higher levels of `take home' income than U.S. Treasury securities."


 4  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

How was the Fund managed in this environment?

We primarily focused on repositioning the portfolio to provide a cushion against the adverse effects of a declining market. With higher yielding securities available, we sold some of our lower yielding holdings to maintain the Fund's income stream. Emphasis was directed toward securities positively impacted by the improved economic conditions within New York state, including general obligation debt and public higher education credits.

Where did you find the most attractive investment opportunities?

We found particularly attractive yields in insured bonds with maturities in the 15- to 20-year range. Because the yield difference between high-quality and lower-quality bonds had narrowed, we believed that we would not be adequately compensated for the extra risks lower-yielding bonds carry. We preferred the 15- to 20-year maturity range because their prices held up better than securities in the 10- to 15-year range, which were particularly hard hit by the lack of demand from institutional buyers.
      On the other hand, we carefully avoided those sectors of the market that we regarded as troublesome, such as health-care. We have also avoided bonds selling at a deep discount to their face values, because these types of bonds tend to be particularly vulnerable in declining markets.


Average Annual
Total Returns
For the Periods Ended 3/31/00(1)

Class A
1-Year   5-Year 10-Year
 .........................
-7.22%   4.20%  5.98%

Class B         Since
1-Year   5-Year Inception
 .........................
-7.96%   4.09%  3.88%

Class C         Since
1-Year   5-Year Inception
 .........................
-4.19%   N/A    4.24%


-------------------------
Because of ongoing market volatility, the Fund's returns may fluctuate and may be less than the results shown.



1. See notes on page 8 for further details.


 5  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

How do municipal bond yields currently compare to taxable bond yields?

By the end of the reporting period, 30-year, AAA-rated municipal bonds from New York issuers were providing approximately 100% of the yield of 30-year U.S. Treasury securities. This compares to a historical average of about 90%. When the effects of federal, state and New York city income taxes are taken into account, municipal bonds are providing much higher levels of "take home" income than U.S. Treasury securities. As a result, municipal bonds currently represent very attractive values, in our opinion, especially for New York residents in the higher income tax brackets.

What is your outlook for the foreseeable future?

We are cautious over the near term and optimistic over the longer term. We expect the U.S. economy to remain strong over the next several months, which may prompt the Federal Reserve Board to increase interest rates further. Accordingly, we intend to maintain our defensive posture until we believe the Fed's moves toward a more restrictive monetary policy are complete. If and when evidence emerges that the bulk of interest-rate increases are behind us, we are likely to see the return of corporate and institutional buyers, which should help support tax-exempt bond prices.


Standardized Yields(2)
For the 30 Days Ended 3/31/00
---------------------
Class A         5.03%
---------------------
Class B         4.52
---------------------
Class C         4.52


2. Standardized yield is based on net investment income for the 30-day period ended March 31, 2000. Falling share prices will tend to artificially raise yields.


 6  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

For our part, when the investment environment improves, we are prepared to seize attractive opportunities more aggressively, with an eye toward locking in high yields and participating in the potential for capital appreciation. In our view, this kind of active management approach is what makes Oppenheimer New York Municipal Fund an important part of The Right Way to Invest.


Credit Allocation(3)

[pie chart]
AAA         32.9%
AA          15.8
A           27.6
BBB         12.2
BB           8.7
B            2.8


Top Five Industries(4)
----------------------------------------------------------
Higher Education                                     19.1%
----------------------------------------------------------
General Obligation                                   12.1
----------------------------------------------------------
Highways                                              8.7
----------------------------------------------------------
Electric Utilities                                    8.5
----------------------------------------------------------
Manufacturing, Non-Durable Goods                      6.5


3. Portfolio data is subject to change. Percentages are as of March 31, 2000, and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation includes securities rated by national ratings organizations as well as unrated securities (currently 12.83% of total investments) which have ratings assigned by the Fund's investment advisor in categories equivalent to those of ratings organizations.
4. Portfolio data is subject to change. Percentages are as of March 31, 2000, and are based on total market value of investments.


 7  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

NOTES


In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For quarterly updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website, www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns and yields shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A shares were first publicly offered on 8/16/84. Class A returns include the current maximum initial sales charge of 4.75%, except where noted. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so an individual's account performance may have been higher for that period.

Class B shares of the Fund were first publicly offered on 3/1/93. Except where noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life-of-class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 8/29/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


 8  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

Financials






 9  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  March 31, 2000 / Unaudited

                                                                  Ratings:                      Market
                                                                  Moody's/     Principal         Value
                                                                 S&P/Fitch        Amount    See Note 1
======================================================================================================
Municipal Bonds and Notes--99.2%
------------------------------------------------------------------------------------------------------
New York--82.0%
Allegany Cnty., NY IDA RB, Houghton College
Civic Facility, 5.25%, 1/15/18                                      NR/BBB   $ 1,500,000   $ 1,349,820
------------------------------------------------------------------------------------------------------
Allegany Cnty., NY IDA RB, Houghton College
Civic Facility, 5.25%, 1/15/24                                      NR/BBB     1,500,000     1,304,520
------------------------------------------------------------------------------------------------------
Erie Cnty., NY IDA Life Care Community RB,
Episcopal Church Home, Series A, 6%, 2/1/28                          NR/NR     6,700,000     5,589,140
------------------------------------------------------------------------------------------------------
Monroe Cnty., NY IDA RB, DePaul
Community Facilities, Series A, 5.875%, 2/1/28                       NR/NR     1,800,000     1,475,226
------------------------------------------------------------------------------------------------------
NYC GOB, Inverse Floater, 6.83%, 8/1/08(1)                           A3/A-     8,250,000     8,580,000
------------------------------------------------------------------------------------------------------
NYC GOB, Inverse Floater, 8.31%, 8/1/13(1)                         A3/A-/A     5,000,000     5,287,500
------------------------------------------------------------------------------------------------------
NYC GOB, Inverse Floater, 8.31%, 8/1/14(1)                           A3/A-     8,150,000     8,577,875
------------------------------------------------------------------------------------------------------
NYC GOB, Prerefunded, Series A, 7.75%, 8/15/16                   Aaa/AAA/A       157,500       166,569
------------------------------------------------------------------------------------------------------
NYC GOB, Prerefunded, Series D, 7.50%, 2/1/19                    Aaa/A-/A-     1,295,000     1,377,232
------------------------------------------------------------------------------------------------------
NYC GOB, Prerefunded, Series F, 8.25%, 11/15/17                  Aaa/A-/A-     8,500,000     9,105,115
------------------------------------------------------------------------------------------------------
NYC GOB, Series B, 8.25%, 6/1/07                                  A3/A-/A-     1,750,000     2,062,305
------------------------------------------------------------------------------------------------------
NYC GOB, Series B, FSA Insured, 6%, 10/1/07                    Aaa/AAA/AAA     7,500,000     7,791,600
------------------------------------------------------------------------------------------------------
NYC GOB, Unrefunded Balance,
Series A, 7.75%, 3/15/03                                          A3/A-/A-        10,000        10,297
------------------------------------------------------------------------------------------------------
NYC GOB, Unrefunded Balance,
Series D, 7.50%, 2/1/19                                           A3/A-/A-         5,000         5,284
------------------------------------------------------------------------------------------------------
NYC GORB, Unrefunded Balance,
Series F, 7.625%, 2/1/14                                          A3/A-/A-         5,000         5,290
------------------------------------------------------------------------------------------------------
NYC GOUN, Prerefunded, Series C,
Subseries C-1, 7.50%, 8/1/20                                   Aaa/BBB+/A-         5,000         5,378
------------------------------------------------------------------------------------------------------
NYC HDC MH RB, Seaview Town House Project,
6.50%, 1/15/18                                                       NR/NR     2,756,012     2,802,314
------------------------------------------------------------------------------------------------------
NYC HDC MH RB, Keith Plaza Project, 6.50%, 2/15/18                   NR/NR     1,806,000     1,836,468
------------------------------------------------------------------------------------------------------
NYC Health & Hospital Corp. RRB, AMBAC Insured,
Inverse Floater, 7.59%, 2/15/23(1)                             Aaa/AAA/AAA    12,500,000    11,265,625
------------------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, Community Resources
Development, 7.50%, 8/1/26                                           NR/NR     4,000,000     4,095,760
------------------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, USTA National Tennis
Center Project, FSA Insured, 6.375%, 11/15/14                  Aaa/AAA/AAA     1,500,000     1,583,400
------------------------------------------------------------------------------------------------------
NYC IDA RRB, Brooklyn Navy Yard Cogen Partners,
5.75%, 10/1/36                                                   Baa3/BBB-     3,500,000     3,102,260
------------------------------------------------------------------------------------------------------
NYC IDA RRB, Brooklyn Navy Yard Cogen Partners,
6.20%, 10/1/22                                                   Baa3/BBB-     5,000,000     4,855,550
------------------------------------------------------------------------------------------------------
NYC IDA SPF RB, Northwest Airlines, Inc., 6%, 6/1/27                Ba2/BB    14,000,000    12,587,400
------------------------------------------------------------------------------------------------------
NYC IDA SPF RB, United Air Lines, Inc. Project,
5.65%, 10/1/32                                                    Baa3/BB+     6,585,000     5,744,161


10  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

                                                                  Ratings:                      Market
                                                                  Moody's/     Principal         Value
                                                                 S&P/Fitch        Amount    See Note 1
------------------------------------------------------------------------------------------------------
New York Continued
NYC IDAU Civil Facility RB, YMCA Greater NY Project,
5.80%, 8/1/16                                                  Baa3/NR/BBB   $ 2,470,000   $ 2,445,374
------------------------------------------------------------------------------------------------------
NYC IDAU RB, Visy Paper, Inc. Project, 7.80%, 1/1/16                 NR/NR     6,800,000     7,168,628
------------------------------------------------------------------------------------------------------
NYC IDAU RB, Visy Paper, Inc. Project, 7.95%, 1/1/28                 NR/NR    13,500,000    14,268,960
------------------------------------------------------------------------------------------------------
NYC IDAU SPF RB, Terminal One Group Assn. Project,
6%, 1/1/15                                                         A3/A/A-     6,000,000     6,090,960
------------------------------------------------------------------------------------------------------
NYC IDAU SPF RB, Terminal One Group Assn. Project,
6.125%, 1/1/24                                                     A3/A/A-     3,000,000     3,019,830
------------------------------------------------------------------------------------------------------
NYC MCFFA RB, Series D, 6.45%, 2/15/09                             Aa2/AAA       145,000       152,051
------------------------------------------------------------------------------------------------------
NYC MWFAU WSS RB, Series A, FGIC Insured,
5.50%, 6/15/32                                                 Aaa/AAA/AAA     8,800,000     8,391,592
------------------------------------------------------------------------------------------------------
NYC MWFAU WSS RRB, Prerefunded,
Series A, 7.10%, 6/15/12                                        NR/AAA/AAA       180,000       187,411
------------------------------------------------------------------------------------------------------
NYC MWFAU WSS RRB, Unrefunded Balance,
6.75%, 6/15/17                                                   Aa3/A/AA-     2,480,000     2,560,426
------------------------------------------------------------------------------------------------------
NYC MWFAU WSS RRB, Unrefunded Balance,
Series A-1994, 7.10%, 6/15/12                                    Aa3/A/AA-        95,000        98,509
------------------------------------------------------------------------------------------------------
NYC Niagara Falls SDI COP, High School Facility,
5.375%, 6/15/28                                                  Baa3/BBB-     7,645,000     6,671,715
------------------------------------------------------------------------------------------------------
NYS DA RB, CUS, Series 1, 5.375%, 7/1/24                        Baa1/A-/A-    19,500,000    17,939,415
------------------------------------------------------------------------------------------------------
NYS DA RB, Ithaca College, AMBAC Insured,
5.25%, 7/1/26                                                      Aaa/AAA     5,750,000     5,285,917
------------------------------------------------------------------------------------------------------
NYS DA RB, Judicial Facilities Lease, Escrowed to
Maturity, BIG Insured, 7.375%, 7/1/16                              Aaa/AAA       250,000       292,860
------------------------------------------------------------------------------------------------------
NYS DA RB, Judicial Facilities Lease, Escrowed to
Maturity, MBIA Insured, 7.375%, 7/1/16                             Aaa/AAA     2,300,000     2,694,450
------------------------------------------------------------------------------------------------------
NYS DA RB, Pooled Capital Program, Partially
Prerefunded, FGIC Insured, 7.80%, 12/1/05                      Aaa/AAA/AAA     1,125,000     1,147,702
------------------------------------------------------------------------------------------------------
NYS DA RB, Rosalind & Joseph Gurwin Geriatric,
AMBAC Insured, 5.70%, 2/1/37                                       Aaa/AAA     2,000,000     1,945,540
------------------------------------------------------------------------------------------------------
NYS DA RB, SUEFS, FGIC Insured, 5.75%, 5/15/24                 Aaa/AAA/AAA     9,700,000     9,655,380
------------------------------------------------------------------------------------------------------
NYS DA RB, Upstate Community Colleges,
Series A, 5%, 7/1/28                                             NR/BBB+/A    10,000,000     8,472,800
------------------------------------------------------------------------------------------------------
NYS DA RRB, CUS, Second Series A, 5.75%, 7/1/18                    Baa1/A-     6,750,000     6,775,110
------------------------------------------------------------------------------------------------------
NYS DA RRB, CUS, Series B, 6%, 7/1/14                              Baa1/A-    10,875,000    11,387,539
------------------------------------------------------------------------------------------------------
NYS DA RRB, Fordham University, FGIC Insured,
5.75%, 7/1/15                                                  Aaa/AAA/AAA     9,100,000     9,210,838
------------------------------------------------------------------------------------------------------
NYS DA RRB, St. Joseph's Hospital Health Center,
MBIA Insured, 5.25%, 7/1/18                                        Aaa/AAA     5,035,000     4,771,367
------------------------------------------------------------------------------------------------------
NYS DA RRB, St. Thomas Aquinas, 5.25%, 7/1/28                        NR/AA     1,500,000     1,332,795
------------------------------------------------------------------------------------------------------
NYS DA RRB, St. Vincent's Hospital, 7.375%, 8/1/11                 Aa2/AAA       125,000       131,596


11  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                  Ratings:                      Market
                                                                  Moody's/     Principal         Value
                                                                 S&P/Fitch        Amount    See Note 1
------------------------------------------------------------------------------------------------------
New York Continued
NYS DA RRB, SUEFS, Series A, 5.25%, 5/15/15                         A3/A/A   $23,090,000   $22,605,341
------------------------------------------------------------------------------------------------------
NYS DA RRB, SUEFS, Series A, 5.25%, 5/15/21                         A3/A/A     5,010,000     4,731,845
------------------------------------------------------------------------------------------------------
NYS DA SPO Bonds, CUS, Series E, FSA Insured,
5.75%, 7/1/11                                                  Aaa/AAA/AAA     5,955,000     6,290,564
------------------------------------------------------------------------------------------------------
NYS EFCPC RB, State Water Revolving Fund,
Series A, 6.60%, 9/15/12                                       Aaa/AAA/AAA       250,000       264,123
------------------------------------------------------------------------------------------------------
NYS EFCPC RB, State Water Revolving Fund,
Series C, 7.20%, 3/15/11                                         Aa1/A+/AA       350,000       357,760
------------------------------------------------------------------------------------------------------
NYS ERDAUEF RB, Consolidated Edison Co.,
Series A, 7.50%, 1/1/26                                              A1/A+       280,000       283,410
------------------------------------------------------------------------------------------------------
NYS ERDAUEF RB, L.I. Lighting Co., Prerefunded,
Series C, 6.90%, 8/1/22                                            Baa3/A-    10,200,000    10,873,914
------------------------------------------------------------------------------------------------------
NYS ERDAUEF RB, Prerefunded, Series A, 7.15%, 12/1/20               Ba1/A-     5,510,000     5,858,618
------------------------------------------------------------------------------------------------------
NYS ERDAUEF RB, Unrefunded Balance,
Series A, 7.15%, 12/1/20                                            Ba1/A-     1,990,000     2,081,620
------------------------------------------------------------------------------------------------------
NYS ERDAUGF RB, Brooklyn Union Gas Co.,
Series B, Inverse Floater, 9.26%, 7/1/26(1)                         A1/A/A     6,000,000     6,585,000
------------------------------------------------------------------------------------------------------
NYS ERDAUGF RB, Brooklyn Union Gas Co.,
Series D, MBIA Insured, Inverse Floater, 6.90%, 7/8/26(1)        Aaa/AAA/A     3,000,000     2,613,750
------------------------------------------------------------------------------------------------------
NYS ERDAUPC RB, NYS Electric & Gas Project,
Series A, MBIA Insured, 6.15%, 7/1/26                              Aaa/AAA     4,000,000     4,044,480
------------------------------------------------------------------------------------------------------
NYS GORB, 9.875%, 11/15/05                                        A2/A+/A+       400,000       492,456
------------------------------------------------------------------------------------------------------
NYS HFA RB, MH Secured Mtg. Program-A,
7.05%, 8/15/24                                                      Aa1/NR       350,000       365,645
------------------------------------------------------------------------------------------------------
NYS HFA RB, MH Secured Mtg. Program-C,
6.95%, 8/15/24                                                      Aa1/NR       220,000       225,201
------------------------------------------------------------------------------------------------------
NYS HFA RB, Prerefunded, 8%, 11/1/08                                Aaa/A-     1,000,000     1,041,240
------------------------------------------------------------------------------------------------------
NYS HFA RB, Unrefunded Balance, 8%, 11/1/08                         Baa/A-       550,000       565,230
------------------------------------------------------------------------------------------------------
NYS HFA RRB, Housing Mtg.,
Series A, 6.10%, 11/1/15                                       Aaa/AAA/AAA    12,170,000    12,386,504
------------------------------------------------------------------------------------------------------
NYS HFA RRB, State University Construction,
Escrowed to Maturity, Series A, 7.90%, 11/1/06                     Aaa/AAA     1,750,000     1,944,425
------------------------------------------------------------------------------------------------------
NYS HFASC Obligation RB, Series A, 6%, 3/15/26                     Baa1/A-    10,000,000    10,002,900
------------------------------------------------------------------------------------------------------
NYS LGAC RRB, Series B, 5.50%, 4/1/21                            A3/AA-/A+     3,000,000     2,886,240
------------------------------------------------------------------------------------------------------
NYS LGAC RRB, Series E, 5%, 4/1/21                               A3/AA-/A+       500,000       457,175
------------------------------------------------------------------------------------------------------
NYS MAG RB, Homeowner Mtg. Project,
Series 69, 5.50%, 10/1/28                                           Aa2/NR     6,400,000     5,932,800
------------------------------------------------------------------------------------------------------
NYS MAG RB, Homeowner Mtg.,
Series 71, 5.40%, 4/1/29(2)                                         Aa2/NR    20,465,000    18,651,392
------------------------------------------------------------------------------------------------------
NYS MAG RB, Homeowner Mtg.,
Series VV, 7.375%, 10/1/11                                          Aa2/NR       125,000       129,228
------------------------------------------------------------------------------------------------------
NYS MAG RB, Inverse Floater, 5.80%, 10/1/24(1)                       NR/NR    10,000,000     8,346,200


12  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

                                                                  Ratings:                      Market
                                                                  Moody's/     Principal         Value
                                                                 S&P/Fitch        Amount    See Note 1
------------------------------------------------------------------------------------------------------
New York Continued
NYS MAG RB, Series 40-B, 6.40%, 10/1/12                             Aa2/NR   $   500,000   $   514,065
------------------------------------------------------------------------------------------------------
NYS MCFFA RB, Long-Term Health Care,
Series C, FSA Insured, 6.40%, 11/1/14                          Aaa/AAA/AAA     2,800,000     2,926,728
------------------------------------------------------------------------------------------------------
NYS MCFFA RB, MHESF, Unrefunded Balance,
7.70%, 2/15/18                                                       NR/A-       350,000       350,784
------------------------------------------------------------------------------------------------------
NYS MCFFA RB, MHESF, Unrefunded Balance,
Series A, FGIC Insured, 6.375%, 8/15/17                        Aaa/AAA/AAA        80,000        83,388
------------------------------------------------------------------------------------------------------
NYS MCFFA RB, MHESF, Unrefunded Balance,
Series B, 7.875%, 8/15/20                                            A3/NR       365,000       376,359
------------------------------------------------------------------------------------------------------
NYS MCFFA RB, Prerefunded, Series D, 6.45%, 2/15/09                Aa2/AAA       180,000       190,546
------------------------------------------------------------------------------------------------------
NYS MCFFA RRB, MHESF, Unrefunded Balance,
Series A, 8.875%, 8/15/07                                            A3/A-     2,800,000     2,871,400
------------------------------------------------------------------------------------------------------
NYS MTAU RB, Transportation Facilities Service
Contracts, Series 3, 7.375%, 7/1/08                                Baa1/A-       250,000       276,188
------------------------------------------------------------------------------------------------------
NYS TBTAU GP RB, Series X, 6%, 1/1/14                               Aa3/A+    14,510,000    14,745,352
------------------------------------------------------------------------------------------------------
NYS TBTAU GP RRB, Series A, 5%, 1/1/15                              Aa3/A+     3,500,000     3,299,135
------------------------------------------------------------------------------------------------------
NYS TBTAU GP RRB, Series B, 5%, 1/1/20                              Aa3/A+       500,000       457,405
------------------------------------------------------------------------------------------------------
NYS TBTAU GP RRB, Series Y, 5.50%, 1/1/17                           Aa3/A+    15,000,000    15,068,850
------------------------------------------------------------------------------------------------------
NYS TBTAU SPO RRB, Series A, MBIA Insured,
6.625%, 1/1/17                                                     Aaa/AAA       500,000       515,650
------------------------------------------------------------------------------------------------------
NYS UDC RB, Series A, MBIA Insured,
5.50%, 4/1/16                                                  Aaa/AAA/AAA     7,500,000     7,496,025
------------------------------------------------------------------------------------------------------
NYS UDC RRB, Correctional Capital Facilities,
Series A, 5.25%, 1/1/21                                          Baa1/A-/A     1,000,000       917,660
------------------------------------------------------------------------------------------------------
NYS United Nations Development Corp. RRB,
Sr. Lien, Series B, 5.60%, 7/1/26                                  A2/NR/A     1,295,000     1,213,052
------------------------------------------------------------------------------------------------------
NYS United Nations Development Corp. RRB,
Sub. Lien, Series C, 5.60%, 7/1/26                                A3/NR/A-     3,000,000     2,810,160
------------------------------------------------------------------------------------------------------
Onondaga Cnty., NY IDA SWD Facility RRB,
Solvay Paperboard LLC Project, 7%, 11/1/30                           NR/NR    16,300,000    16,136,348
------------------------------------------------------------------------------------------------------
Onondaga Cnty., NY RR Agency RB, RR Facilities
Project, 7%, 5/1/15                                                Baa1/NR    16,500,000    16,735,125
------------------------------------------------------------------------------------------------------
PAUNYNJ Consolidated RRB, 78th
Series, 6.50%, 4/15/11(2)                                       A1/AA-/AA-       250,000       259,818
------------------------------------------------------------------------------------------------------
PAUNYNJ SPO RRB, KIAC-4 Project,
Fifth Installment, 6.75%, 10/1/19                                    NR/NR    12,600,000    12,692,988
------------------------------------------------------------------------------------------------------
Suffolk Cnty., NY IDA RRB, Nissequogue
Cogen Partners Facility, 5.50%, 1/1/23                               NR/NR     3,500,000     3,010,910
------------------------------------------------------------------------------------------------------
Syracuse, NY IDA Civic Facilities RB, Crouse Health
Hospital, Inc. Project, Series A, 5.375%, 1/1/23                    NR/BBB     1,000,000       782,730
------------------------------------------------------------------------------------------------------
TSASC, Inc., NY RB, Series 1, 6.25%, 7/15/34                      Aa2/A/A+    14,750,000    14,594,093
                                                                                          ------------
                                                                                           481,006,674


13  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                  Ratings:                      Market
                                                                  Moody's/     Principal         Value
                                                                 S&P/Fitch        Amount    See Note 1
======================================================================================================
U.S. Possessions--17.2%
------------------------------------------------------------------------------------------------------
Guam PAU RRB, Series A, MBIA-IBC Insured,
5.125%, 10/1/29                                                Aaa/AAA/AAA   $ 7,750,000   $ 7,041,340
------------------------------------------------------------------------------------------------------
Guam PAU RRB, Series A, MBIA-IBC Insured,
5.25%, 10/1/34                                                 Aaa/AAA/AAA    10,000,000     9,238,000
------------------------------------------------------------------------------------------------------
PR CMWLTH Aqueduct & Sewer Authority RB,
Escrowed to Maturity, 10.25%, 7/1/09                               Aaa/AAA     1,265,000     1,584,666
------------------------------------------------------------------------------------------------------
PR CMWLTH HTAU RB, Prerefunded,
Series S, 6.50%, 7/1/22                                             NR/AAA     7,000,000     7,400,820
------------------------------------------------------------------------------------------------------
PR CMWLTH HTAU RB, Series W,
Inverse Floater, 6.46%, 7/1/10(1)                                   Baa1/A     9,000,000     9,191,250
------------------------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU RRB,
Unrefunded Balance, Series A, 7.75%, 7/1/08                      Baa1/BBB+     1,355,000     1,365,772
------------------------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU Special RRB,
Unrefunded Balance, Series A, 7.90%, 7/1/07                      Baa1/BBB+        95,000        95,789
------------------------------------------------------------------------------------------------------
PR CMWLTH Linked GORB, FSA Insured,
Inverse Floater, 8.13%, 7/1/20(1)                              Aaa/AAA/AAA    11,500,000    11,571,875
------------------------------------------------------------------------------------------------------
PR CMWLTH Linked GOUN, FSA Insured,
Inverse Floater, 5.83%, 7/1/20(1)                              Aaa/AAA/AAA    15,000,000    15,054,300
------------------------------------------------------------------------------------------------------
PR EPAU CAP RRB, Series N, MBIA Insured,
Zero Coupon, 5.69%, 7/1/17(3)                                      Aaa/AAA    24,000,000     9,366,000
------------------------------------------------------------------------------------------------------
PR Housing Bank & Finance Agency SFM RB,
Homeownership--Fourth Portfolio,
Escrowed to Maturity, 8.50%, 12/1/18                                Aaa/NR     1,580,000     1,742,487
------------------------------------------------------------------------------------------------------
PR Industrial Tourist Educational Medical &
Environmental Control Facilities RRB, Ana G. Mendez
University Project, 5.375%, 2/1/19                                  NR/BBB     1,000,000       919,910
------------------------------------------------------------------------------------------------------
PR Industrial Tourist Educational Medical &
Environmental Control Facilities RRB, Ana G. Mendez
University Project, 5.375%, 2/1/29                                  NR/BBB     2,000,000     1,775,800
------------------------------------------------------------------------------------------------------
PR Industrial, Medical & Environmental PC Facilities
FAU RB, American Airlines, Inc. Project, 6.45%, 12/1/25(2)       Baa1/BBB-     1,285,000     1,290,564
------------------------------------------------------------------------------------------------------
PR POAU RB, American Airlines SPF Project,
Series A, 6.25%, 6/1/26                                          Baa2/BBB-     8,000,000     7,897,680
------------------------------------------------------------------------------------------------------
PR Telephone Authority RB, MBIA Insured,
Inverse Floater, 6.76%, 1/16/15(1)                                 Aaa/AAA    10,000,000    10,600,000
------------------------------------------------------------------------------------------------------
Virgin Islands PFAU RB, Series A, 6.375%, 10/1/19                  NR/BBB-     4,470,000     4,502,586
                                                                                          ------------
                                                                                           100,638,839
------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $579,359,254)                                     99.2%  581,645,513
------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                      0.8     4,884,518
                                                                              ------------------------
Net Assets                                                                         100.0% $586,530,031
                                                                              ========================


14  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

CAP       Capital Appreciation
CMWLTH    Commonwealth
COP       Certificates of Participation
CUS       City University System
DA        Dormitory Authority
EFCPC     Environmental Facilities Corp. Pollution Control
EPAU      Electric Power Authority
ERDAUEF   Energy Research & Development Authority Electric Facilities
ERDAUGF   Energy Research & Development Authority Gas Facilities
ERDAUPC   Energy Research & Development Authority Pollution Control
FAU       Finance Authority
GP        General Purpose
GOB       General Obligation Bonds
GORB      General Obligation Refunding Bonds
GOUN      General Obligation Unlimited Nts.
HDC       Housing Development Corp.
HFA       Housing Finance Agency
HFASC     Housing Finance Agency Service Contract
HTAU      Highway & Transportation Authority
IDA       Industrial Development Agency
IDAU      Industrial Development Authority
LGAC      Local Government Assistance Corp.
LI        Long Island
MAG       Mtg. Agency
MCFFA     Medical Care Facilities Finance Agency
MH        Multifamily Housing
MHESF     Mental Health Services Facilities
MTAU      Metropolitan Transportation Authority
MWFAU     Municipal Water Finance Authority
NYC       New York City
NYS       New York State
PAUNYNJ   Port Authority of New York & New Jersey
PAU       Power Authority
PFAU      Public Finance Authority
POAU      Port Authority
RB        Revenue Bonds
RR        Resource Recovery
RRB       Revenue Refunding Bonds
SDI       School District
SFM       Single Family Mtg.
SPF       Special Facilities
SPO       Special Obligations
SUEFS     State University Educational Facilities System
SWD       Solid Waste Disposal
TBTAU     Triborough Bridge & Tunnel Authority
UDC       Urban Development Corp.
WSS       Water & Sewer System


1. Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $97,673,375 or 16.65% of the Fund's net assets as of March 31, 2000.
2. Securities with an aggregate market value of $3,949,624 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
3. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.


15  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

As of March 31, 2000, securities subject to the alternative minimum tax amount to $171,469,922 or 29.23% of the Fund's net assets.

Distribution of investments by industry, as a percentage of total investments at value, is as follows:

 Industry                                               Market Value          Percent
-------------------------------------------------------------------------------------
 Higher Education                                      $ 110,982,018             19.1%
 General Obligation                                       70,093,077             12.1
 Highways                                                 50,678,462              8.7
 Electric Utilities                                       49,307,048              8.5
 Manufacturing, Non-Durable Goods                         37,573,936              6.5
 Marine/Aviation Facilities                               36,890,413              6.3
 Single Family Housing                                    35,316,171              6.1
 Multi-Family Housing                                     27,619,032              4.7
 Pollution Control                                        25,755,792              4.4
 Municipal Leases                                         23,637,298              4.1
 Hospital/Healthcare                                      21,368,347              3.7
 Resource Recovery                                        16,735,125              2.9
 Special Assessment                                       15,807,145              2.7
 Water Utilities                                          13,180,363              2.3
 Not-for-Profit Organization                              10,934,694              1.9
 Telephone Utilities                                      10,600,000              1.8
 Sales Tax                                                 9,307,563              1.6
 Adult Living Facilities                                   9,009,906              1.5
 Gas Utilities                                             6,585,000              1.1
 Sewer Utilities                                             264,123              0.0
                                                        -----------------------------
 Total                                                  $581,645,513            100.0%
                                                        =============================



See accompanying Notes to Financial Statements.


16  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 March 31, 2000
===================================================================================
 Assets

 Investments, at value (cost $579,359,254)--see accompanying statement $581,645,513
-----------------------------------------------------------------------------------
 Cash                                                                       680,919
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                10,515,640
 Shares of beneficial interest sold                                         154,033
 Other                                                                        6,509
                                                                       ------------
 Total assets                                                           593,002,614

===================================================================================
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                    2,924,963
 Dividends                                                                1,870,403
 Shares of beneficial interest redeemed                                     722,373
 Distribution and service plan fees                                         358,726
 Trustees' compensation                                                     245,227
 Daily variation on futures contracts                                       154,687
 Transfer and shareholder servicing agent fees                               70,756
 Other                                                                      125,448
                                                                       ------------
 Total liabilities                                                        6,472,583

===================================================================================
 Net Assets                                                            $586,530,031
                                                                       ============
===================================================================================
 Composition of Net Assets

 Paid-in capital                                                       $593,314,529
-----------------------------------------------------------------------------------
 Overdistributed net investment income                                     (785,895)
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                (7,277,049)
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments                               1,278,446
                                                                       ------------
 Net assets                                                            $586,530,031
                                                                       ============
===================================================================================
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on
 net assets of $520,622,508 and 43,253,254 shares of
 beneficial interest outstanding)                                            $12.04
 Maximum offering price per share (net asset value plus
 sales charge of 4.75% of offering price)                                    $12.64
-----------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $59,935,753 and 4,978,377
 shares of beneficial interest outstanding)                                  $12.04
-----------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $5,971,770 and 496,103 shares
 of beneficial interest outstanding)                                         $12.04


See accompanying Notes to Financial Statements.


17  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited


 For the Six Months Ended March 31, 2000
===================================================================================
 Investment Income

 Interest                                                              $ 19,838,145

===================================================================================
 Expenses

 Management fees                                                          1,653,220
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                    629,825
 Class B                                                                    338,501
 Class C                                                                     32,332
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                              220,330
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                 59,086
-----------------------------------------------------------------------------------
 Trustees' compensation                                                      44,547
-----------------------------------------------------------------------------------
 Other                                                                      102,036
                                                                       ------------
 Total expenses                                                           3,079,877
 Less expenses paid indirectly                                              (14,667)
                                                                       ------------
 Net expenses                                                             3,065,210

===================================================================================
 Net Investment Income                                                   16,772,935

===================================================================================
 Realized and Unrealized Loss

 Net realized loss on:
 Investments                                                             (6,795,864)
 Closing of futures contracts                                              (511,611)
                                                                       ------------
 Net realized loss                                                       (7,307,475)

-----------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on investments    (5,111,341)
                                                                       ------------
 Net realized and unrealized loss                                       (12,418,816)

===================================================================================
 Net Increase in Net Assets Resulting from Operations                  $  4,354,119
                                                                       ============


See accompanying Notes to Financial Statements.


18  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                          Six Months           Year
                                                               Ended          Ended
                                                      March 31, 2000  September 30,
                                                         (Unaudited)           1999
===================================================================================
 Operations

 Net investment income                                  $ 16,772,935   $ 34,880,340
-----------------------------------------------------------------------------------
 Net realized gain (loss)                                 (7,307,475)     5,448,607
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation    (5,111,341)   (56,154,817)
                                                        ---------------------------
 Net increase (decrease) in net assets resulting
 from operations                                           4,354,119    (15,825,870)

===================================================================================
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                 (15,042,321)   (29,719,227)
 Class B                                                  (1,549,491)    (4,077,657)
 Class C                                                    (148,340)      (276,008)
-----------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                     (26,446)            --
 Class B                                                      (3,232)            --
 Class C                                                        (311)            --

===================================================================================
 Beneficial Interest Transactions

 Net increase (decrease) in net assets
 resulting from beneficial interest transactions:
 Class A                                                 (43,852,694)     8,969,591
 Class B                                                 (17,082,259)   (21,968,327)
 Class C                                                    (349,476)       756,432

===================================================================================
 Net Assets

 Total decrease                                          (73,700,451)   (62,141,066)
-----------------------------------------------------------------------------------
 Beginning of period                                     660,230,482    722,371,548
                                                        ---------------------------
 End of period (including overdistributed net
 investment income of $785,895 and $818,678,
 respectively)                                          $586,530,031   $660,230,482
                                                        ===========================


See accompanying Notes to Financial Statements.


19  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

                                                Six Months                                                                 Year
                                                     Ended                                                                Ended
                                            March 31, 2000                                                            Sept. 30,
 Class A                                       (Unaudited)          1999        1998           1997          1996          1995
===============================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period               $12.24        $13.17      $12.79         $12.41        $12.29        $11.92
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .32           .64         .64            .69           .68           .69
 Net realized and unrealized gain (loss)              (.20)         (.94)        .40            .37           .12           .41
                                                    ---------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                            .12          (.30)       1.04           1.06           .80          1.10
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (.32)         (.63)       (.66)          (.68)         (.68)         (.70)
 Distributions from net realized gain                   --            --          --             --            --          (.03)
                                                    ---------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (.32)         (.63)       (.66)          (.68)         (.68)         (.73)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $12.04        $12.24      $13.17         $12.79        $12.41        $12.29
                                                    ===========================================================================

===============================================================================================================================
 Total Return, at Net Asset Value(1)                  1.09%        (2.36)%      8.36%          8.78%         6.65%         9.58%

===============================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)         $520,623      $575,254    $609,183       $634,789      $667,258      $673,050
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $548,255      $603,604    $621,555       $652,048      $684,981      $659,465
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                5.47%         5.04%       4.96%          5.49%         5.50%         5.76%
 Expenses                                             0.90%         0.88%       0.87%(3)       0.86%(3)      0.91%(3)      0.90%(3)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                             13%           18%         25%            21%           21%           15%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $79,909,329 and $141,582,201, respectively.

See accompanying Notes to Financial Statements


20  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

                                                Six Months                                                                 Year
                                                     Ended                                                                Ended
                                            March 31, 2000                                                            Sept. 30,
 Class B                                       (Unaudited)          1999        1998           1997          1996          1995
===============================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period               $12.25        $13.18      $12.79         $12.41        $12.30        $11.93
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .26           .54         .55            .59           .60           .60
 Net realized and unrealized gain (loss)              (.19)         (.94)        .41            .38           .10           .42
                                                    ---------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                            .07          (.40)        .96            .97           .70          1.02
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (.28)         (.53)       (.57)          (.59)         (.59)         (.62)
 Distributions from net realized gain                   --            --          --             --            --          (.03)
                                                    ---------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (.28)         (.53)       (.57)          (.59)         (.59)         (.65)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $12.04        $12.25      $13.18         $12.79        $12.41        $12.30
                                                    ===========================================================================

===============================================================================================================================
 Total Return, at Net Asset Value(1)                  0.62%        (3.11)%      7.62%          7.97%         5.77%         8.75%

===============================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $59,936       $78,526    $107,021       $106,459      $101,302       $91,108
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $67,499       $98,597    $106,130       $104,183       $98,488       $81,743
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                4.69%         4.25%       4.21%          4.72%         4.73%         4.95%
 Expenses                                             1.67%         1.65%       1.63%(3)       1.63%(3)      1.68%(3)      1.67%(3)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                             13%           18%         25%            21%           21%           15%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $79,909,329 and $141,582,201, respectively.

See accompanying Notes to Financial Statements.


21  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued

                                                Six Months                                                                 Year
                                                     Ended                                                                Ended
                                            March 31, 2000                                                            Sept. 30,
 Class C                                       (Unaudited)          1999        1998           1997          1996          1995(5)
===============================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period               $12.24        $13.17      $12.79         $12.41        $12.30        $12.22
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .29           .56         .47            .57           .60           .05
 Net realized and unrealized gain (loss)              (.21)         (.96)        .48            .39           .09           .08
                                                    ---------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                            .08          (.40)        .95            .96           .69           .13
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (.28)         (.53)       (.57)          (.58)         (.58)         (.05)
 Distributions from net realized gain                   --            --          --             --            --            --
                                                    ---------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (.28)         (.53)       (.57)          (.58)         (.58)         (.05)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $12.04        $12.24      $13.17         $12.79        $12.41        $12.30
                                                    ===========================================================================

===============================================================================================================================
 Total Return, at Net Asset Value(1)                  0.70%        (3.11)%      7.54%          7.95%         5.64%         1.10%

===============================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $5,972        $6,450      $6,168         $4,749        $2,007           $25
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $6,454        $6,622      $5,420         $3,798        $  752           $18
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                4.70%         4.26%       4.30%          4.67%         4.60%         3.67%
 Expenses                                             1.67%         1.65%       1.63%(3)       1.63%(3)      1.77%(3)      1.37%(3)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                             13%           18%         25%            21%           21%           15%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $79,909,329 and $141,582,201, respectively.
5. For the period from August 29, 1995 (inception of offering) to September 30, 1995.

See accompanying Notes to Financial Statements


22  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited


================================================================================
1. Significant Accounting Policies

Oppenheimer New York Municipal Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities for which quotations are readily available are valued at the last sale price or, if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


23  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
1. Significant Accounting Policies Continued

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2000, a provision of $17,090 was made for the Fund's projected benefit obligations and payments of $11,424 were made to retired trustees, resulting in an accumulated liability of $245,177 as of March 31, 2000.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date. Original issue discount is accreted and premium is amortized in accordance with federal income tax requirements. For municipal bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.


24  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related event in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                       Six Months Ended March 31, 2000  Year Ended September 30, 1999
                                 Shares         Amount          Shares         Amount
-------------------------------------------------------------------------------------
 Class A
 Sold                         3,299,359   $ 39,459,851       5,656,270   $ 72,055,946
 Dividends and/or
 distributions reinvested       836,144      9,995,921       1,573,355     20,244,395
 Redeemed                    (7,862,375)   (93,308,466)     (6,493,894)   (83,330,750)
                             --------------------------------------------------------
 Net increase (decrease)     (3,726,872)  $(43,852,694)        735,731   $  8,969,591
                             ========================================================
-------------------------------------------------------------------------------------
 Class B
 Sold                           331,287   $  3,950,073         870,104   $ 11,062,376
 Dividends and/or
 distributions reinvested        84,148      1,006,674         205,324      2,647,249
 Redeemed                    (1,849,149)   (22,039,006)     (2,785,915)   (35,677,952)
                             --------------------------------------------------------
 Net decrease                (1,433,714)  $(17,082,259)     (1,710,487)  $(21,968,327)
                             ========================================================
-------------------------------------------------------------------------------------
 Class C
 Sold                           167,843   $  2,010,353         206,146   $  2,644,751
 Dividends and/or
 distributions reinvested         9,194        109,863          16,196        208,516
 Redeemed                      (207,749)    (2,469,692)       (163,755)    (2,096,835)
                             --------------------------------------------------------
 Net increase (decrease)        (30,712)  $   (349,476)         58,587   $    756,432
                             ========================================================



================================================================================
3. Unrealized Gains and Losses on Securities

As of March 31, 2000, net unrealized appreciation on securities of $2,286,259 was composed entirely of gross appreciation of $16,360,550, and gross depreciation of $14,074,291.


25  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million and 0.35% of average annual net assets in excess of $1 billion. The Fund's management fee for the six months ended March 31, 2000, was 0.53% of average annual net assets for each class of shares, annualized for periods of less than one full year, annualized for periods of less than one full year.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate         Class A    Commissions    Commissions     Commissions
                        Front-End       Front-End     on Class A     on Class B      on Class C
                    Sales Charges   Sales Charges         Shares         Shares          Shares
                       on Class A     Retained by    Advanced by    Advanced by     Advanced by
 Six Months Ended          Shares     Distributor    Distributor(1) Distributor(1)  Distributor(1)
-----------------------------------------------------------------------------------------------
 March 31, 2000          $163,998         $30,448            $--        $92,159          $2,936


1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                    Class A                  Class B                  Class C
                        Contingent Deferred      Contingent Deferred      Contingent Deferred
                              Sales Charges            Sales Charges            Sales Charges
 Six Months Ended   Retained by Distributor  Retained by Distributor  Retained by Distributor
----------------------------------------------------------------------------------------------
 March 31, 2000                         $--                 $107,105                   $3,960

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


26  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2000, payments under the Class A plan totaled $629,825, all of which was paid by the Distributor to recipients. That included $10,979 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended March 31, 2000, were as follows:

                                                      Distributor's      Distributor's
                                                          Aggregate       Unreimbursed
                                                       Unreimbursed      Expenses as %
                Total Payments    Amount Retained          Expenses      of Net Assets
                    Under Plan     by Distributor        Under Plan           of Class
--------------------------------------------------------------------------------------
 Class B Plan         $338,501           $269,932        $1,774,285               2.96%
 Class C Plan           32,332             10,298            84,939               1.42



27  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
5. Futures Contracts

The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
     The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.
     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2000, the Fund had outstanding futures contracts as follows:

                                          Number of   Valuation as of       Unrealized
 Contract Description   Expiration Date    Contract    March 31, 2000     Depreciation
--------------------------------------------------------------------------------------
 Contracts to Sell
 Municipal Bond                 6/21/00         450       $42,904,688       $1,007,813


================================================================================
6. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
     The Fund had no borrowings outstanding during the six months ended March 31, 2000.


28  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

OPPENHEIMER NEW YORK MUNICIPAL FUND


===================================================================================
 Officers and Trustees     Leon Levy, Chairman of the Board of Trustees
                           Donald W. Spiro, Vice Chairman of the Board of Trustees
                           Bridget A. Macaskill, Trustee and President
                           Robert G. Galli, Trustee
                           Phillip A. Griffiths, Trustee
                           Benjamin Lipstein, Trustee
                           Elizabeth B. Moynihan, Trustee
                           Kenneth A. Randall, Trustee
                           Edward V. Regan, Trustee
                           Russell S. Reynolds, Jr., Trustee
                           Clayton K. Yeutter, Trustee
                           Robert E. Patterson, Vice President
                           Andrew J. Donohue, Secretary
                           Brian W. Wixted, Treasurer
                           Robert J. Bishop, Assistant Treasurer
                           Scott T. Farrar, Assistant Treasurer
                           Robert G. Zack, Assistant Secretary

===================================================================================
 Investment Advisor        OppenheimerFunds, Inc.

===================================================================================
 Distributor               OppenheimerFunds Distributor, Inc.

===================================================================================
 Transfer and Shareholder  OppenheimerFunds Services
 Servicing Agent

===================================================================================
 Custodian of              Citibank, N.A.
 Portfolio Securities

===================================================================================
 Independent Auditors      KPMG LLP

===================================================================================
 Legal Counsel             Mayer, Brown & Platt

                           The financial statements included herein have been taken
                           from the records of the Fund without examination of
                           those records by the independent auditors.

                           This is a copy of a report to shareholders of
                           Oppenheimer New York Municipal Fund. This report must be
                           preceded or accompanied by a Prospectus of Oppenheimer
                           New York Municipal Fund. For more complete information
                           concerning the Fund, see the Prospectus.

                           Shares of Oppenheimer funds are not deposits or
                           obligations of any bank, are not guaranteed by any bank,
                           are not insured by the FDIC or any other agency, and
                           involve investment risks, including the possible loss of
                           the principal amount invested.



29  |  OPPENHEIMER NEW YORK MUNICIPAL FUND

INFORMATION AND SERVICES


As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.


--------------------------------------------------------------------------------
Internet
24-hr access to account information and transactions
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
General Information
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
1.800.835.3104
--------------------------------------------------------------------------------
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OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
Ticker Symbols
Class A: OPNYX  Class B: ONYBX  Class C: ONYCX


RS0360.001.0300  May 30, 2000

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